Accrued Warranty Expenses (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Changes in Accrued Warranty Expenses

Changes in accrued warranty expenses for the years ended March 31, 2012, 2013 and 2014 were summarized as follows:

	Yen (Millions)
	2012	2013	2014
Balance at beginning of year	¥1,754	2,129	1,889
Acquisition of Verigy	209	—	—
Addition	3,432	3,172	2,319
Reduction	(3,269)	(3,474)	(2,667)
Translation adjustments	3	62	48

Balance at end of year	¥2,129	1,889	1,589